Ordinary shares (Details)			12 Months Ended
	Apr. 13, 2016 shares	Mar. 17, 2016 shares	Dec. 31, 2016 item shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Ordinary shares, authorized			75,000,000	75,000,000
Summary of ordinary shares transactions:
Balance as at beginning of the year			56,533,000	53,076,000	52,051,000
Issuance of shares (in shares)			4,080,000	3,214,000
Issuances in relation to exercise of options			93,000	243,000	1,025,000
Balance as at end of the year			60,706,000	56,533,000	53,076,000
Number of votes per share | item			1
ADS
Summary of ordinary shares transactions:
Issuance of shares (in shares)	330,000	3,750,000